CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2011	$ 110,247	$ 534	$ 207,930	$ (2,423)	$ (6,277)	$ (90,477)	$ 960
Beginning balance (in shares) at Dec. 31, 2011		39,680,630
Stock-based compensation	690	0	690	0	0	0	0
Stock-based compensation with respect to Harcase acquisition	241	0	241	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		0
Repurchase of shares	(7,000)	0	0	(7,000)	0	0	0
Repurchase of shares (in shares)		(2,000,000)
Employee stock options exercised (cash and cashless)	1,199	13	1,186	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)		998,875
Dividend to non-controlling interests	(182)	0	0	0	0	0	(182)
Other comprehensive income (loss)	1,441	0	0	0	1,407	0	34
Net income	11,803	0	0	0	0	11,780	23
Ending balance at Dec. 31, 2012	118,439	547	210,047	(9,423)	(4,870)	(78,697)	835
Ending balance (in shares) at Dec. 31, 2012		38,679,505
Stock-based compensation	933	0	933	0	0	0	0
Issuance of shares upon public offering, net	37,791	87	37,704	0	0	0	0
Issuance of shares upon public offering, net (in shares)		6,497,400
Distribution of dividend	(5,802)	0	(5,802)	0	0	0	0
Employee stock options exercised (cash and cashless)	1,689	11	1,678	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)		815,564
Warrants exercised (cashless)	0	0	0	0	0	0	0
Warrants exercised (cashless) (in shares)		22,513
Dividend to non-controlling interests	(157)	0	0	0	0	0	(157)
Other comprehensive income (loss)	5,923	0	0	0	5,952	0	(29)
Net income	11,592	0	0	0	0	11,604	(12)
Ending balance at Dec. 31, 2013	170,408	645	244,560	(9,423)	1,082	(67,093)	637
Ending balance (in shares) at Dec. 31, 2013		46,014,982
Stock-based compensation	1,067	0	1,067	0	0	0	0
Employee stock options exercised (cash and cashless)	1,569	17	1,552	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)		1,225,368
Warrants exercised (cashless)	0	5	(5)	0	0	0	0
Warrants exercised (cashless) (in shares)		438,961
Dividend to non-controlling interests	(106)	0	0	0	0	0	(106)
Other comprehensive income (loss)	(11,336)	0	0	0	(11,363)	0	27
Net income	14,594	0	0	0	0	14,463	131
Ending balance at Dec. 31, 2014	$ 176,196	$ 667	$ 247,174	$ (9,423)	$ (10,281)	$ (52,630)	$ 689
Ending balance (in shares) at Dec. 31, 2014		47,679,311